Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Active International Allocation Portfolio

Advantage Portfolio

Asia Opportunity Portfolio

Counterpoint Global Portfolio

Emerging Markets Breakout Nations Portfolio

Emerging Markets Fixed Income Opportunities Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Global Advantage Portfolio

Global Concentrated Portfolio

Global Concentrated Real Estate Portfolio

Global Core Portfolio

Global Endurance Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Opportunity Portfolio

Global Permanence Portfolio

Global Real Estate Portfolio

Global Sustain Portfolio

Growth Portfolio

Inception Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Real Assets Portfolio

U.S. Real Estate Portfolio

US Core Portfolio

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Emerging Markets Portfolio (Class IR)

Global Infrastructure Portfolio (Class IR)

Global Opportunity Portfolio (Class IR)

Global Real Estate Portfolio (Class IR)

Growth Portfolio (Class IR)

International Opportunity Portfolio (Class IR)

U.S. Real Estate Portfolio (Class IR)

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated August 28, 2019

China Equity Portfolio

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated March 6, 2020

Permanence Portfolio

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated December 13, 2019

Developing Opportunity Portfolio

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

April 1, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 1, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated October 22, 2019

Active International Allocation Portfolio (Class IR)

The ninth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with each Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of Morgan Stanley Investment Management ("MSIM") pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by each Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

Please retain this supplement for future reference.